Summary of Significant Accounting Policies (Policies) - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accompanying financial statements have been prepared on the accrual basis of accounting.
Use of Estimates	Use of Estimates
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires Plan management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, as well as the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Investment Valuation and Income Recognition	Investment Valuation and Income Recognition
The Plan's investments are reported at fair value in accordance with Accounting Standards Codification ("ASC") 820, "Fair Value Measurements and Disclosures". Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a framework for measuring fair value and a hierarchy that prioritizes the inputs used in valuation techniques as follows:
Level 1 - Valuation is based upon quoted prices (unadjusted) for identical assets or liabilities traded in active markets. A quoted price in an active market provides the most reliable evidence of fair value and shall be used to measure fair value whenever available.
Level 2 - Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.
Level 3 - Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Plan's own estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of discounted cash flow models and similar techniques that require the use of significant judgment or estimation.
The Plan's investment in Central Pacific Financial Corp. common stock is held through a unitized stock fund (the "Stock Fund"), which consists primarily of Company common stock, and a small allocation to a money market fund to provide liquidity. The Stock Fund is valued on a unit basis, with each unit representing a proportionate interest in the underlying investments. The unit value is calculated daily based on the fair value of the underlying assets divided by the number of units outstanding. Company common stock is valued at quoted market prices in an active market, and the money market fund is valued using observable market inputs.
Mutual funds are valued at quoted market prices in active markets.
The Plan's investments in collective trust funds are measured at net asset value ("NAV") per unit as a practical expedient for fair value. These funds invest primarily in synthetic investment contracts backed by high-credit-quality fixed income securities, as well as traditional investments issued by insurance companies and banks. The NAV is based on the fair value of the underlying assets as of the reporting date. The practical expedient is not used if it is probable that the Plan will sell the investment for an amount different from NAV.
Participant-directed redemptions from these funds are generally permitted daily without restriction; however, the Plan may be required to provide advance notice, typically up to one-year, to redeem its entire investment in certain funds.

Notes Receivable from Participants	Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recognized on the accrual basis. No allowance for credit losses has been recorded as of December 31, 2025 and 2024, as management considers participant loans to be adequately secured by the participants’ vested account balances.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Risk and Uncertainties	Risks and Uncertainties
The Plan may invest in various types of investment securities, including shares of Central Pacific Financial Corp. common stock held in the Central Pacific Financial Corp. Stock Fund. Investment securities are exposed to various risks, such as interest rate risk, market volatility, and credit risk. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the statements of net assets available for benefits.